UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-10

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2017

Date of reporting period:	3/31/2017

Item 1. Schedule of Investments [INSERT REPORT]

VCA-10

Schedule of Investments

as of March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Aerospace & Defense — 2.5%
Boeing Co. (The)	9,148	$1,617,915
United Technologies Corp.	19,469	2,184,616

		3,802,531

Banks — 10.4%
Bank of America Corp.	133,250	3,143,368
BB&T Corp.	39,461	1,763,907
Citigroup, Inc.	40,292	2,410,267
JPMorgan Chase & Co.	54,388	4,777,442
PNC Financial Services Group, Inc. (The)	17,436	2,096,505
Wells Fargo & Co.	31,934	1,777,446

		15,968,935

Biotechnology — 2.5%
Celgene Corp.*	20,395	2,537,750
Shire PLC, ADR	7,045	1,227,450

		3,765,200

Capital Markets — 2.8%
Goldman Sachs Group, Inc. (The)	18,795	4,317,587

Chemicals — 2.2%
Dow Chemicals Co. (The)	26,534	1,685,970
FMC Corp.	25,103	1,746,918

		3,432,888

Communications Equipment — 1.7%
Brocade Communications Systems, Inc.	88,427	1,103,569
Cisco Systems, Inc.	44,216	1,494,501

		2,598,070

Consumer Finance — 2.6%
Capital One Financial Corp.	23,662	2,050,549
SLM Corp.*	153,732	1,860,157

		3,910,706

Electric Utilities — 2.7%
Exelon Corp.	43,457	1,563,583
PG&E Corp.	37,635	2,497,459

		4,061,042

Electrical Equipment — 1.0%
Eaton Corp. PLC	20,570	1,525,266

Electronic Equipment, Instruments & Components — 1.2%
Flex Ltd.*	110,278	1,852,670

Energy Equipment & Services — 1.3%
Halliburton Co.	40,649	2,000,337

Equity Real Estate Investment Trust (REITs) — 1.0%
American Tower Corp.	12,091	1,469,540

Food & Staples Retailing — 1.1%
Wal-Mart Stores, Inc.	23,202	1,672,400

Food Products — 1.9%
ConAgra Foods, Inc.	43,747	1,764,754
Mondelez International, Inc. (Class A Stock)	26,896	1,158,680

		2,923,434

Health Care Equipment & Supplies — 1.1%
Zimmer Biomet Holdings, Inc.	13,690	1,671,686

Health Care Providers & Services — 2.1%
Cigna Corp.	11,605	1,700,016
Laboratory Corp. of America Holdings*	10,991	1,576,879

		3,276,895

Hotels, Restaurants & Leisure — 2.7%
Carnival Corp.	25,455	1,499,554
Hyatt Hotels Corp. (Class A Stock)*	27,804	1,500,860
McDonald’s Corp.	8,465	1,097,149

		4,097,563

Household Products — 1.6%
Procter & Gamble Co. (The)	27,678	2,486,868

Industrial Conglomerates — 1.1%
General Electric Co.	58,120	1,731,976

Insurance — 2.6%
Chubb Ltd. (Switzerland)	15,543	2,117,734
MetLife, Inc.	34,518	1,823,241

		3,940,975

Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.*	2,963	2,626,818
Netflix, Inc.*	9,616	1,421,341

		4,048,159

Internet Software & Services — 9.0%
Alibaba Group Holding Ltd. (China), ADR*	25,842	2,786,543
Alphabet, Inc. (Class A Stock)*	4,179	3,542,956
Alphabet, Inc. (Class C Stock)*	1,423	1,180,464
eBay, Inc.*	44,789	1,503,567
Facebook, Inc. (Class A Stock)*	16,367	2,324,932
Tencent Holdings Ltd. (China), ADR	86,989	2,510,503

		13,848,965

IT Services — 2.1%
Computer Sciences Corp.	14,057	970,074
Mastercard, Inc. (Class A Stock)	20,499	2,305,523

		3,275,597

Machinery — 0.9%
Parker-Hannifin Corp.	8,701	1,394,944

Media — 5.3%
Charter Communications, Inc. (Class A Stock)*	7,157	2,342,629
Comcast Corp. (Class A Stock)	62,762	2,359,224
Liberty Global PLC (Series C) (United Kingdom)*	24,155	846,391
Twenty-First Century Fox, Inc. (Class A Stock)	37,869	1,226,577
Viacom, Inc. (Class B Stock)	28,547	1,330,861

		8,105,682

Oil, Gas & Consumable Fuels — 6.0%
Anadarko Petroleum Corp.	20,938	1,298,156
Chevron Corp.	20,343	2,184,228
Hess Corp.	19,154	923,414
Noble Energy, Inc.	29,340	1,007,536
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	42,040	2,216,769
Suncor Energy, Inc. (Canada)	48,738	1,498,694

		9,128,797

Pharmaceuticals — 6.6%
Allergan PLC	17,412	4,160,075
Eli Lilly & Co.	11,333	953,219
Merck & Co., Inc.	40,743	2,588,810
Pfizer, Inc.	68,681	2,349,577

		10,051,681

Road & Rail — 1.7%
Ryder Systems, Inc.	12,690	957,334
Union Pacific Corp.	15,252	1,615,492

		2,572,826

Semiconductors & Semiconductor Equipment — 4.0%
Broadcom Ltd.	10,543	2,308,495
NVIDIA Corp.	19,026	2,072,502
Texas Instruments, Inc.	21,424	1,725,917

		6,106,914

Software — 7.1%
Adobe Systems, Inc.*	19,912	2,591,149
Microsoft Corp.	65,506	4,314,225
PTC, Inc.*	30,378	1,596,364
salesforce.com, Inc.*	29,207	2,409,285

		10,911,023

Specialty Retail — 1.4%
Industria de Diseno Textil SA (Spain)	60,087	2,121,513

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	31,334	4,501,442

Textiles, Apparel & Luxury Goods — 2.5%
adidas AG (Germany), ADR	23,686	2,254,670
Coach, Inc.	37,389	1,545,287

		3,799,957

Wireless Telecommunication Services — 0.7%
Vodafone Group PLC (United Kingdom), ADR	38,085	1,006,587

TOTAL COMMON STOCKS (cost $108,151,675)		151,380,656

SHORT-TERM INVESTMENT — 1.2%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,867,749)(a)	1,867,749	1,867,749

TOTAL INVESTMENTS — 100.1% (cost $110,019,424)		153,248,405
Liabilities in excess of other assets — (0.1)%		(97,424)

NET ASSETS — 100%		$153,150,981

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR — American Depositary Receipt

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$3,802,531	$—	$—
Banks	15,968,935	—	—
Biotechnology	3,765,200	—	—
Capital Markets	4,317,587	—	—
Chemicals	3,432,888	—	—
Communications Equipment	2,598,070	—	—
Consumer Finance	3,910,706	—	—
Electric Utilities	4,061,042	—	—
Electrical Equipment	1,525,266	—	—
Electronic Equipment, Instruments & Components	1,852,670	—	—
Energy Equipment & Services	2,000,337	—	—
Equity Real Estate Investment Trust (REITs)	1,469,540	—	—
Food & Staples Retailing	1,672,400	—	—
Food Products	2,923,434	—	—
Health Care Equipment & Supplies	1,671,686	—	—
Health Care Providers & Services	3,276,895	—	—
Hotels, Restaurants & Leisure	4,097,563	—	—
Household Products	2,486,868	—	—
Industrial Conglomerates	1,731,976	—	—
Insurance	3,940,975	—	—
Internet & Direct Marketing Retail	4,048,159	—	—
Internet Software & Services	13,848,965	—	—
IT Services	3,275,597	—	—
Machinery	1,394,944
Media	8,105,682	—	—
Oil, Gas & Consumable Fuels	9,128,797	—	—
Pharmaceuticals	10,051,681	—	—
Road & Rail	2,572,826	—	—
Semiconductors & Semiconductor Equipment	6,106,914	—	—
Software	10,911,023	—	—
Specialty Retail	—	2,121,513	—
Technology Hardware, Storage & Peripherals	4,501,442	—	—
Textiles, Apparel & Luxury Goods	3,799,957	—	—
Wireless Telecommunication Services	1,006,587	—	—
Affiliated Mutual Fund	1,867,749	—	—

Total	$151,126,892	$2,121,513	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Account holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Account securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Committee. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account may invests its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PGIM Investments.

The Account may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Prudential Variable Contract Account-10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date May 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date May 18, 2017

*	Print the name and title of each signing officer under his or her signature.